Bank Loans and Notes Payable - Hedging Derivatives (Details) - MXN ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 67,216,000,000	$ 52,369,000,000
Interest pay rate	5.46%
9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
9.4% variable to 4.4% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
5.0% Variable To 3.6% Fixed Interest Rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		3.60%
Interest receive rate		1.90%
MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 14,330,000,000	$ 6,031,000,000
Interest pay rate		8.90%	56.10%
Interest receive rate		3.90%	3.60%
MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,000,000,000	$ 10,000,000,000
Interest pay rate		8.90%	8.90%
Interest receive rate		3.50%	3.50%
MXN/USD | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 24,330,000,000
Interest pay rate		9.40%	9.40%
Interest receive rate		4.40%	4.40%
MXN/USD | 5.0% Variable To 3.6% Fixed Interest Rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 12,465,000,000
EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 12,414,000,000	$ 10,940,000,000
Interest pay rate		1.90%	1.90%
Interest receive rate		0.70%	0.70%
BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 7,094,000,000	$ 5,912,000,000
Interest pay rate		12.10%	11.60%
Interest receive rate		2.30%	2.30%
BRL/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 9,729,000,000	$ 8,109,000,000
Interest pay rate		8.00%	8.00%
Interest receive rate		2.80%	2.80%
Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 1,184,000,000	$ 987,000,000
Interest pay rate		6.30%	6.30%
Interest receive rate		2.80%	2.80%
Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,134,000,000	$ 8,447,000,000
Interest pay rate		4.80%	5.70%
Interest receive rate		1.90%	1.90%
Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 2,331,000,000	$ 1,943,000,000
Interest pay rate		3.60%	3.60%
Interest receive rate		1.90%	1.90%
Year one
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Year one | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		4,483,000,000	$ 954,000,000
Year one | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			2,000,000
Year one | MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year one | MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year one | BRL/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year one | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year two
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,251,000,000
Year two | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		7,243,000,000	49,834,000,000
Year two | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 5,067,000,000
Interest pay rate		12.90%
Interest receive rate		2.10%
Year two | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 1,184,000,000
Interest pay rate		6.30%
Interest receive rate		2.80%
Year three
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 4,358,000,000
Year three | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		19,300,000,000	6,045,000,000
Year three | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		2,339,000,000
Year three | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 2,027,000,000
Interest pay rate		2.80%
Interest receive rate		2.80%
Year three | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year three | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 2,331,000,000
Interest pay rate		3.60%
Interest receive rate		1.90%
Year four
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,819,000,000
Year four | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		6,819,000,000	8,949,000,000
Year four | EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,819,000,000
Interest pay rate		1.70%
Interest receive rate		0.50%
Year four | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year five
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Year five | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		2,182,000,000	6,009,000,000
Year five | EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year five | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Year five | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
Six years and thereafter
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 49,788,000,000
Six years and thereafter | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		10,134,000,000	$ 8,447,000,000
Six years and thereafter | MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 14,330,000,000
Interest pay rate		8.90%
Interest receive rate		3.90%
Six years and thereafter | MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,000,000,000
Interest pay rate		8.90%
Interest receive rate		3.50%
Six years and thereafter | MXN/USD | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
Six years and thereafter | EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 5,595,000,000
Interest pay rate		2.10%
Interest receive rate		1.00%
Six years and thereafter | BRL/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 9,729,000,000
Interest pay rate		8.00%
Interest receive rate		2.80%
Six years and thereafter | Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,134,000,000
Interest pay rate		4.80%
Interest receive rate		1.90%